BETTER 10Q - STOCK-BASED COMPENSATION - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options exercised, not vested, restricted, liability	$ 1.6	$ 1.7	$ 6.1
Stock options, exercised, not vested, restricted (in shares)	1,792,102	1,944,049	3,872,691
Stock options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Term of award	10 years	10 years
Vesting period	4 years	4 years